Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 92.5%
Debt Funds - 44.6%
iShares 20+ Year Treasury Bond ETF	12,106	$1,997,127
iShares Broad USD Investment Grade Corporate Bond ETF	12,850	719,857
iShares Core U.S. Aggregate Bond ETF	52,628	6,071,692
iShares Floating Rate Bond ETF	28,444	1,386,361
iShares iBoxx High Yield Corporate Bond ETF	20,755	1,599,588
iShares Intermediate-Term Corporate Bond ETF	98,878	5,430,380
iShares Short-Term Corporate Bond ETF	26,720	1,399,059
iShares U.S. Treasury Bond ETF	535,591	15,001,904
Total Debt Funds		33,605,968
Equity Funds - 47.9%
iShares Core MSCI EAFE ETF	58,839	2,935,478
iShares Core S&P 500 ETF	50,101	12,946,098
iShares Core S&P Mid-Cap ETF	20,382	2,932,155
iShares Core S&P Small-Cap ETF	25,850	1,450,443
iShares Edge MSCI Min Vol EAFE ETF	11,545	716,367
iShares Edge MSCI Min Vol Emerging Markets ETF	22,217	1,042,422
iShares Edge MSCI Min Vol USA ETF	93,151	5,031,085
iShares Edge MSCI USA Quality Factor ETF	53,572	4,341,475
iShares Russell 1000 ETF	33,147	4,691,295
Total Equity Funds		36,086,818
Total Exchange Traded Funds (Cost - $66,115,654)		69,692,786
Short-Term Investments - 3.4%
Money Market Funds - 3.4%
Dreyfus Government Cash Management, 0.29%(a)	2,377,317	2,377,317
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a)	163,938	163,938
Total Short-Term Investments (Cost - $2,541,255)		2,541,255
Total Investments - 95.9% (Cost - $68,656,909)		$72,234,041
Other Assets Less Liabilities - Net 4.1%		3,075,551
Total Net Assets - 100.0%		$75,309,592

(a)                 The rate shown is the annualized seven-day yield at period end.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	23	6/19/2020	$1,319,740	$(38,695)
MSCI EAFE Future	Goldman Sachs & Co.	37	6/19/2020	2,884,705	(242,195)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	16	6/19/2020	674,320	(16,340)
S&P 500 E-Mini Future	Goldman Sachs & Co.	146	6/19/2020	18,758,810	174,628
S&P MID 400 Future	Goldman Sachs & Co.	19	6/19/2020	2,731,820	7,970
Total Net Unrealized Depreciation on Futures contracts					$(114,632)